Westcore Trust

1290 Broadway, Suite 1100

Denver, CO 80203

January 17, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Westcore Trust

File No. 811-03373

Preliminary Proxy Statement on Schedule 14A

To Whom It May Concern:

On behalf of Westcore Trust (the “Trust”), attached hereto for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “1934 Act”) are the preliminary proxy statement, form of proxy and other soliciting materials (the “Proxy Materials”) relating to a special meeting of the shareholders of the Trust to be held on March 22, 2018. The Trust estimates that copies of the definitive Proxy Materials will be released to shareholders of the Trust on or around February 2, 2018.

The SEC Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, Counsel for the Trust, at (303) 892-7381.

Sincerely,

/s/ Richard C. Noyes

Richard C. Noyes

Secretary

Westcore Trust

Enclosure

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP